Stock Option Plans (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assumptions used for estimation of fair value
Stock based compensation expense recognized	$ 3,617	$ 1,234	$ 2,972	$ 1,309	$ 319
Number of RSUs
Balance at the beginning of the period (in shares)	328,466
Balance at the end of the period (in shares)	256,635		328,466
Employee Stock Purchase Plan
Assumptions used for estimation of fair value
Expected term	9 months
Risk-free interest rate (as a percent)	0.11%
Expected volatility (as a percent)	42.00%
Expected dividend rate (as a percent)	0.00%
Options
Assumptions used for estimation of fair value
Expected term	6 years	6 years	6 years	6 years	6 years
Risk-free interest rate (as a percent)		1.09%	1.02%	2.14%	2.18%
Expected volatility (as a percent)			65.00%	84.00%	66.00%
Expected dividend rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%
Options | Minimum
Assumptions used for estimation of fair value
Risk-free interest rate (as a percent)	0.86%
Expected volatility (as a percent)	57.00%	63.00%
Options | Maximum
Assumptions used for estimation of fair value
Risk-free interest rate (as a percent)	1.375%
Expected volatility (as a percent)	58.00%	65.00%
RSUs
Assumptions used for estimation of fair value
Vesting period	4 years
Stock based compensation expense recognized	1,100
Number of RSUs
Balance at the beginning of the period (in shares)	328,466
RSUs Granted (in shares)	75,778		341,466
RSUs vested (in shares)	(147,609)
RSUs Cancelled/Forfeited (in shares)			(13,000)
Balance at the end of the period (in shares)	256,635		328,466
Weighted Average Grant Date Fair Value
Balance at the beginning of the period (in dollars per share)	$ 4.58
RSUs Granted (in dollars per share)	$ 15.10		$ 4.58
RSUs vested (in dollars per share)	$ 4.56
RSUs Cancelled/Forfeited (in dollars per share)			$ 4.56
Balance at the end of the period (in dollars per share)	$ 7.70		$ 4.58
Aggregate Intrinsic Value
Balance at the end of the period (in dollars)	$ 6,383		$ 2,437
Additional information
Closing stock price (in dollars per share)	$ 24.87
RSUs | Minimum
Assumptions used for estimation of fair value
Vesting period	2 years
RSUs | Maximum
Assumptions used for estimation of fair value
Vesting period	4 years